Distribution Date:	05/17/24	CSAIL 2016-C6 Commercial Mortgage Trust
Determination Date:	05/13/24
Next Distribution Date:	06/17/24
Record Date:	04/30/24	Commercial Mortgage Pass-Through Certificates
Series 2016-C6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number		joe.speziale@credit-suisse.com
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 4th Floor | New York, NY 10010 | United States
		Master Servicer	KeyBank National Association
Additional Information	5
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Cash Flows	6
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Torchlight Loan Services, LLC
Current Mortgage Loan and Property Stratification	8-12		William A. Clarkson	(212) 808-3640	wclarkson@torchlightinvestors.com
Mortgage Loan Detail (Part 1)	13-14		280 Park Avenue, 11th Floor | New York, NY 10017 | United States
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25-26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12636MAA6	1.493000%	17,021,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12636MAB4	2.661900%	67,689,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12636MAC2	2.956200%	92,701,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12636MAD0	2.823300%	128,500,000.00	85,596,562.16	0.00	201,387.31	0.00	0.00	201,387.31	85,596,562.16	43.89%	30.00%
A-5	12636MAE8	3.089800%	198,130,000.00	198,130,000.00	0.00	510,151.73	0.00	0.00	510,151.73	198,130,000.00	43.89%	30.00%
A-SB	12636MAF5	2.959900%	33,186,000.00	11,233,640.91	662,117.37	27,708.71	0.00	0.00	689,826.08	10,571,523.54	43.89%	30.00%
A-S	12636MAJ7	3.346400%	57,560,000.00	57,560,000.00	0.00	160,515.65	0.00	0.00	160,515.65	57,560,000.00	32.92%	22.50%
B	12636MAK4	3.923900%	34,536,000.00	34,536,000.00	0.00	112,929.84	0.00	0.00	112,929.84	34,536,000.00	26.34%	18.00%
C	12636MAL2	4.918357%	33,577,000.00	33,577,000.00	0.00	137,619.72	0.00	0.00	137,619.72	33,577,000.00	19.93%	13.63%
D	12636MAV0	4.918357%	42,210,000.00	42,210,000.00	0.00	173,003.20	0.00	0.00	173,003.20	42,210,000.00	11.89%	8.13%
E	12636MAX6	3.918357%	20,146,000.00	20,146,000.00	0.00	65,782.68	0.00	0.00	65,782.68	20,146,000.00	8.05%	5.50%
F	12636MAZ1	3.918357%	8,634,000.00	8,634,000.00	0.00	28,192.58	0.00	0.00	28,192.58	8,634,000.00	6.40%	4.38%
NR*	12636MBB3	3.918357%	33,577,461.00	33,574,350.64	0.00	101,735.34	0.00	0.00	101,735.34	33,574,350.64	0.00%	0.00%
Z	12636MBF4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12636MBD9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			767,467,461.00	525,197,553.71	662,117.37	1,519,026.76	0.00	0.00	2,181,144.13	524,535,436.34

X-A	12636MAG3	1.855508%	594,787,000.00	352,520,203.07	0.00	545,086.69	0.00	0.00	545,086.69	351,858,085.70
X-B	12636MAH1	0.994457%	34,536,000.00	34,536,000.00	0.00	28,620.47	0.00	0.00	28,620.47	34,536,000.00
X-D	12636MAM0	0.000000%	42,210,000.00	42,210,000.00	0.00	0.00	0.00	0.00	0.00	42,210,000.00
X-E	12636MAP3	1.000000%	20,146,000.00	20,146,000.00	0.00	16,788.33	0.00	0.00	16,788.33	20,146,000.00
X-F	12636MAR9	1.000000%	8,634,000.00	8,634,000.00	0.00	7,195.00	0.00	0.00	7,195.00	8,634,000.00
X-NR	12636MAT5	1.000000%	33,577,461.00	33,574,350.64	0.00	27,978.63	0.00	0.00	27,978.63	33,574,350.64
Notional SubTotal			733,890,461.00	491,620,553.71	0.00	625,669.12	0.00	0.00	625,669.12	490,958,436.34

Deal Distribution Total					662,117.37	2,144,695.88	0.00	0.00	2,806,813.25

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12636MAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12636MAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12636MAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12636MAD0	666.12110630	0.00000000	1.56721642	0.00000000	0.00000000	0.00000000	0.00000000	1.56721642	666.12110630
A-5	12636MAE8	1,000.00000000	0.00000000	2.57483334	0.00000000	0.00000000	0.00000000	0.00000000	2.57483334	1,000.00000000
A-SB	12636MAF5	338.50542126	19.95170765	0.83495179	0.00000000	0.00000000	0.00000000	0.00000000	20.78665943	318.55371361
A-S	12636MAJ7	1,000.00000000	0.00000000	2.78866661	0.00000000	0.00000000	0.00000000	0.00000000	2.78866661	1,000.00000000
B	12636MAK4	1,000.00000000	0.00000000	3.26991661	0.00000000	0.00000000	0.00000000	0.00000000	3.26991661	1,000.00000000
C	12636MAL2	1,000.00000000	0.00000000	4.09863061	0.00000000	0.00000000	0.00000000	0.00000000	4.09863061	1,000.00000000
D	12636MAV0	1,000.00000000	0.00000000	4.09863066	0.00000000	0.00000000	0.00000000	0.00000000	4.09863066	1,000.00000000
E	12636MAX6	1,000.00000000	0.00000000	3.26529733	0.00000000	0.00000000	0.00000000	0.00000000	3.26529733	1,000.00000000
F	12636MAZ1	1,000.00000000	0.00000000	3.26529766	0.00000000	0.00000000	0.00000000	0.00000000	3.26529766	1,000.00000000
NR	12636MBB3	999.90736762	0.00000000	3.02986995	0.23512498	3.43928953	0.00000000	0.00000000	3.02986995	999.90736762
Z	12636MBF4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12636MBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12636MAG3	592.68310012	0.00000000	0.91644015	0.00000000	0.00000000	0.00000000	0.00000000	0.91644015	591.56989931
X-B	12636MAH1	1,000.00000000	0.00000000	0.82871410	0.00000000	0.00000000	0.00000000	0.00000000	0.82871410	1,000.00000000
X-D	12636MAM0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-E	12636MAP3	1,000.00000000	0.00000000	0.83333317	0.00000000	0.00000000	0.00000000	0.00000000	0.83333317	1,000.00000000
X-F	12636MAR9	1,000.00000000	0.00000000	0.83333333	0.00000000	0.00000000	0.00000000	0.00000000	0.83333333	1,000.00000000
X-NR	12636MAT5	999.90736762	0.00000000	0.83325627	0.00000000	0.00000000	0.00000000	0.00000000	0.83325627	999.90736762

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	04/01/24 - 04/30/24	30	0.00	201,387.31	0.00	201,387.31	0.00	0.00	0.00	201,387.31	0.00
A-5	04/01/24 - 04/30/24	30	0.00	510,151.73	0.00	510,151.73	0.00	0.00	0.00	510,151.73	0.00
A-SB	04/01/24 - 04/30/24	30	0.00	27,708.71	0.00	27,708.71	0.00	0.00	0.00	27,708.71	0.00
X-A	04/01/24 - 04/30/24	30	0.00	545,086.69	0.00	545,086.69	0.00	0.00	0.00	545,086.69	0.00
X-B	04/01/24 - 04/30/24	30	0.00	28,620.47	0.00	28,620.47	0.00	0.00	0.00	28,620.47	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	04/01/24 - 04/30/24	30	0.00	16,788.33	0.00	16,788.33	0.00	0.00	0.00	16,788.33	0.00
X-F	04/01/24 - 04/30/24	30	0.00	7,195.00	0.00	7,195.00	0.00	0.00	0.00	7,195.00	0.00
X-NR	04/01/24 - 04/30/24	30	0.00	27,978.63	0.00	27,978.63	0.00	0.00	0.00	27,978.63	0.00
A-S	04/01/24 - 04/30/24	30	0.00	160,515.65	0.00	160,515.65	0.00	0.00	0.00	160,515.65	0.00
B	04/01/24 - 04/30/24	30	0.00	112,929.84	0.00	112,929.84	0.00	0.00	0.00	112,929.84	0.00
C	04/01/24 - 04/30/24	30	0.00	137,619.72	0.00	137,619.72	0.00	0.00	0.00	137,619.72	0.00
D	04/01/24 - 04/30/24	30	0.00	173,003.20	0.00	173,003.20	0.00	0.00	0.00	173,003.20	0.00
E	04/01/24 - 04/30/24	30	0.00	65,782.68	0.00	65,782.68	0.00	0.00	0.00	65,782.68	0.00
F	04/01/24 - 04/30/24	30	0.00	28,192.58	0.00	28,192.58	0.00	0.00	0.00	28,192.58	0.00
NR	04/01/24 - 04/30/24	30	107,237.55	109,630.24	0.00	109,630.24	7,894.90	0.00	0.00	101,735.34	115,482.61
Totals			107,237.55	2,152,590.78	0.00	2,152,590.78	7,894.90	0.00	0.00	2,144,695.88	115,482.61

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	2,806,813.25
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,161,604.16	Master Servicing Fee	3,409.44
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,457.55
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	218.83
ARD Interest	0.00	Operating Advisor Fee	1,643.07
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	284.48
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,161,604.16	Total Fees	9,013.37

Principal		Expenses/Reimbursements
Scheduled Principal	662,117.37	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,894.90
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	662,117.37	Total Expenses/Reimbursements	7,894.90

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,144,695.88
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	662,117.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,806,813.25
Total Funds Collected	2,823,721.53	Total Funds Distributed	2,823,721.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	525,197,553.71	525,197,553.71	Beginning Certificate Balance	525,197,553.71
(-) Scheduled Principal Collections	662,117.37	662,117.37	(-) Principal Distributions	662,117.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	524,535,436.34	524,535,436.34	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	525,421,387.24	525,421,387.24	Ending Certificate Balance	524,535,436.34
Ending Actual Collateral Balance	524,836,601.37	524,836,601.37

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.92%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	17	113,439,089.35	21.63%	21	5.0764	NAP	Defeased	17	113,439,089.35	21.63%	21	5.0764	NAP
4,999,999 or less	9	32,936,339.53	6.28%	20	4.8660	1.713825	1.2499 or less	7	82,982,780.12	15.82%	20	5.0073	0.945875
5,000,000 to 9,999,999	8	54,825,466.42	10.45%	21	4.9948	1.303469	1.2500 to 1.4999	5	43,252,859.78	8.25%	19	4.9512	1.309273
10,000,000 to 19,999,999	3	44,505,674.26	8.48%	20	5.0225	1.107421	1.5000 to 1.7499	7	128,440,338.40	24.49%	23	4.6805	1.575952
20,000,000 to 24,999,999	2	45,752,543.46	8.72%	21	4.9849	1.164971	1.7500 to 1.9999	2	12,677,954.92	2.42%	22	4.5032	1.818505
25,000,000 to 49,999,999	2	79,409,656.32	15.14%	21	5.1588	2.053238	2.0000 to 2.2499	3	97,194,164.78	18.53%	23	5.0294	2.073166
50,000,000 or greater	2	153,666,667.00	29.30%	23	4.6812	1.830065	2.2500 to 2.7499	2	46,548,248.99	8.87%	20	5.1122	2.420559
Totals	43	524,535,436.34	100.00%	21	4.9388	1.609213	2.7500 to 3.9999	0	0.00	0.00%	0	0.0000	0.000000
							4.0000 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	43	524,535,436.34	100.00%	21	4.9388	1.609213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	113,439,089.35	21.63%	21	5.0764	NAP
							Defeased	19	113,439,089.35	21.63%	21	5.0764	NAP
Arizona	1	2,953,844.54	0.56%	19	4.9800	1.320000
							Lodging	2	22,369,979.43	4.26%	20	5.0221	1.160731
California	3	42,843,992.18	8.17%	20	5.0558	1.154591
							Mobile Home Park	1	2,632,141.24	0.50%	20	5.1200	1.640000
Colorado	2	16,613,942.28	3.17%	22	4.7999	0.755541
							Multi-Family	9	45,912,054.54	8.75%	20	5.0242	1.420697
Florida	3	13,195,233.29	2.52%	22	5.1490	1.745078
							Office	13	215,885,830.91	41.16%	22	5.0686	1.841375
Idaho	1	2,632,141.24	0.50%	20	5.1200	1.640000
							Retail	9	124,296,340.87	23.70%	22	4.5375	1.462054
Massachusetts	1	87,000,000.00	16.59%	23	5.0500	2.060000
							Totals	53	524,535,436.34	100.00%	21	4.9388	1.609213
Michigan	1	12,968,433.20	2.47%	21	5.2100	1.290000

Mississippi	5	5,338,892.04	1.02%	18	4.8320	1.440000

New Jersey	6	110,314,915.99	21.03%	22	4.5660	1.874232

New York	1	22,902,985.77	4.37%	21	4.9000	1.140000

Ohio	2	10,326,046.64	1.97%	21	4.6612	1.418704

Pennsylvania	3	16,893,261.86	3.22%	20	4.8363	1.655017

Rhode Island	1	4,374,598.48	0.83%	19	4.7750	1.610000

Texas	3	26,976,652.15	5.14%	20	5.0754	1.373669

Virginia	1	35,761,407.33	6.82%	22	5.2000	1.630000

Totals	53	524,535,436.34	100.00%	21	4.9388	1.609213

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	113,439,089.35	21.63%	21	5.0764	NAP	Defeased	17	113,439,089.35	21.63%	21	5.0764	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	1	66,666,667.00	12.71%	24	4.2000	1.530000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	4,857,608.67	0.93%	20	4.4600	1.800000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	7,820,346.25	1.49%	24	4.5300	1.830000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	11	80,550,372.17	15.36%	20	4.8588	1.444131	49 months or greater	26	411,096,346.99	78.37%	22	4.9008	1.641377
	5.0000% or greater	12	251,201,352.90	47.89%	22	5.1204	1.725246	Totals	43	524,535,436.34	100.00%	21	4.9388	1.609213
	Totals	43	524,535,436.34	100.00%	21	4.9388	1.609213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	17	113,439,089.35	21.63%	21	5.0764	NAP	Defeased	17	113,439,089.35	21.63%	21	5.0764	NAP
	60 months or less	26	411,096,346.99	78.37%	22	4.9008	1.641377	Interest Only	3	156,566,667.00	29.85%	23	4.6857	1.846734
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	23	254,529,679.99	48.52%	21	5.0332	1.515058
	Totals	43	524,535,436.34	100.00%	21	4.9388	1.609213	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	43	524,535,436.34	100.00%	21	4.9388	1.609213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	17	113,439,089.35	21.63%	21	5.0764	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	26	411,096,346.99	78.37%	22	4.9008	1.641377
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	43	524,535,436.34	100.00%	21	4.9388	1.609213
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	10104956	OF	Marlborough	MA	Actual/360	5.050%	366,125.00	0.00	0.00	04/06/26	04/06/31	--	87,000,000.00	87,000,000.00	05/06/24
3	10105173	RT	Lawrenceville	NJ	Actual/360	4.200%	233,333.33	0.00	0.00	N/A	05/01/26	--	66,666,667.00	66,666,667.00	05/01/24
4	10106162	OF	Mount Laurel	NJ	Actual/360	5.125%	186,744.67	77,331.51	0.00	N/A	01/06/26	--	43,725,580.50	43,648,248.99	01/06/24
6	10104531	OF	Chantilly	VA	Actual/360	5.200%	155,184.75	50,457.27	0.00	N/A	03/06/26	--	35,811,864.60	35,761,407.33	05/06/24
7	10106163	MF	Albuquerque	NM	Actual/360	5.162%	128,554.02	51,878.69	0.00	N/A	03/06/26	--	29,884,700.44	29,832,821.75	05/06/24
8	10106164	RT	Rochester	NY	Actual/360	4.900%	93,679.78	39,001.90	0.00	N/A	02/06/26	--	22,941,987.67	22,902,985.77	05/06/24
9	10106165	OF	Santa Monica	CA	Actual/360	5.070%	96,689.84	35,611.03	0.00	N/A	01/06/26	--	22,885,168.72	22,849,557.69	05/06/24
12	10103407	LO	Santa Monica	CA	Actual/360	5.060%	72,212.29	31,572.96	0.00	N/A	01/06/26	--	17,126,007.45	17,094,434.49	05/06/24
14	10103021	MF	Fort Worth	TX	Actual/360	4.810%	57,980.26	22,123.41	0.00	N/A	12/06/25	--	14,464,929.98	14,442,806.57	05/06/24
15	10104082	MF	Detroit	MI	Actual/360	5.210%	56,417.68	26,041.64	0.00	N/A	02/06/26	--	12,994,474.84	12,968,433.20	05/06/24
16	10106167	MF	Austin	TX	Actual/360	4.837%	49,644.25	21,487.81	0.00	N/A	11/06/25	--	12,316,126.93	12,294,639.12	05/06/24
18	10105584	OF	Centennial	CO	Actual/360	4.530%	29,616.27	25,022.32	0.00	N/A	05/06/26	--	7,845,368.57	7,820,346.25	05/06/24
19	10104831	LO	Ann Arbor	MI	Actual/360	5.980%	40,359.32	22,340.92	0.00	N/A	04/06/26	--	8,098,859.48	8,076,518.56	05/06/24
20	10106168	MF	San Antonio	TX	Actual/360	5.560%	38,549.62	15,748.50	0.00	N/A	03/06/26	--	8,320,062.56	8,304,314.06	05/06/24
21	10106169	OF	Greenwood Village	CO	Actual/360	5.040%	36,990.65	13,700.63	0.00	N/A	02/05/26	--	8,807,296.66	8,793,596.03	05/05/24
22	10106170	LO	Little Rock	AR	Actual/360	5.100%	31,574.75	15,118.93	0.00	N/A	02/05/26	--	7,429,352.53	7,414,233.60	05/05/24
23	10106171	RT	Pittsburgh	PA	Actual/360	4.850%	30,562.98	13,090.33	0.00	N/A	12/06/25	--	7,561,973.76	7,548,883.43	05/06/24
24	10104010	MF	Jacksonville	FL	Actual/360	4.990%	28,839.39	12,448.83	0.00	N/A	02/06/26	--	6,935,325.08	6,922,876.25	05/06/24
25	10104376	MF	Danville	IN	Actual/360	4.860%	27,543.28	11,550.78	0.00	N/A	03/06/26	--	6,800,810.14	6,789,259.36	05/06/24
26	10106172	RT	Tampa	FL	Actual/360	5.290%	27,718.15	12,219.08	0.00	N/A	05/05/26	--	6,287,670.78	6,275,451.70	05/05/24
27	10103116	LO	Bonita Springs	FL	Actual/360	4.900%	21,587.48	11,184.89	0.00	N/A	12/06/25	--	5,286,729.83	5,275,544.94	05/06/24
28	10106173	MF	Various	MS	Actual/360	4.832%	21,541.08	10,713.25	0.00	N/A	11/06/25	--	5,349,605.29	5,338,892.04	05/06/24
29	10103455	OF	Beachwood	OH	Actual/360	4.840%	22,096.59	10,055.65	0.00	N/A	02/05/26	--	5,478,493.62	5,468,437.97	05/05/24
30	10103274	MF	North Ridgeville	OH	Actual/360	4.800%	21,143.66	9,811.60	0.00	N/A	01/06/26	--	5,285,914.05	5,276,102.45	05/06/24
31	10100762	MF	Kingsport	TN	Actual/360	5.150%	21,506.51	10,436.02	0.00	N/A	09/01/25	--	5,011,224.52	5,000,788.50	05/01/24
32	10106174	RT	Palmer Township	PA	Actual/360	4.803%	19,728.60	10,450.09	0.00	N/A	02/06/26	--	4,929,069.93	4,918,619.84	05/06/24
33	10106175	OF	Winter Garden	FL	Actual/360	4.860%	21,457.12	7,903.05	0.00	N/A	03/05/26	--	5,298,055.41	5,290,152.36	05/05/24
34	10103087	MF	Columbus	OH	Actual/360	4.460%	18,087.17	8,893.49	0.00	N/A	01/05/26	--	4,866,502.16	4,857,608.67	05/05/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	10106176	RT	Taunton	MA	Actual/360	5.200%	20,124.81	9,252.62	0.00	N/A	03/06/26	--	4,644,187.05	4,634,934.43	05/06/24
37	10106177	RT	Pittsburgh	PA	Actual/360	4.850%	17,918.46	7,674.59	0.00	N/A	12/06/25	--	4,433,433.18	4,425,758.59	05/06/24
38	10106184	RT	Houston	TX	Actual/360	5.030%	17,763.16	8,200.09	0.00	N/A	12/06/25	--	4,237,731.61	4,229,531.52	05/06/24
39	10106186	RT	Providence	RI	Actual/360	4.775%	17,437.79	7,673.66	0.00	N/A	12/06/25	--	4,382,272.14	4,374,598.48	05/06/24
40	10106178	OF	Savannah	GA	Actual/360	4.640%	18,531.00	0.00	0.00	N/A	01/05/26	--	4,792,500.00	4,792,500.00	05/05/24
41	10102098	MF	Newport News	VA	Actual/360	4.520%	13,671.00	6,643.97	0.00	N/A	11/01/25	--	3,629,470.04	3,622,826.07	05/01/24
42	10106185	RT	Houston	TX	Actual/360	5.130%	14,755.09	7,035.47	0.00	N/A	01/06/26	--	3,451,818.37	3,444,782.90	05/06/24
43	10106179	MF	Houston	TX	Actual/360	4.675%	13,260.38	7,425.07	0.00	N/A	12/06/25	--	3,403,734.55	3,396,309.48	05/06/24
44	10106180	RT	Sneads Ferry	NC	Actual/360	5.630%	16,232.76	6,446.14	0.00	N/A	04/05/26	--	3,459,913.09	3,453,466.95	05/05/24
45	10106181	RT	Fort Mohave	AZ	Actual/360	4.980%	12,284.16	6,194.04	0.00	N/A	12/06/25	--	2,960,038.58	2,953,844.54	05/06/24
46	10103134	MH	Boise	ID	Actual/360	5.120%	11,250.38	4,666.87	0.00	N/A	01/06/26	--	2,636,808.11	2,632,141.24	05/06/24
47	10106182	OF	Santa Barbara	CA	Actual/360	4.920%	11,890.00	0.00	0.00	N/A	12/06/25	--	2,900,000.00	2,900,000.00	05/06/24
48	10103281	OF	Orlando	FL	Actual/360	5.410%	7,449.98	8,254.74	0.00	N/A	01/05/26	--	1,652,491.39	1,644,236.65	05/05/24
49	10106183	MF	Virginia Beach	VA	Actual/360	4.914%	8,056.53	3,372.40	0.00	N/A	12/06/25	--	1,967,406.25	1,964,033.85	05/06/24
50	10104879	MH	Roswell	NM	Actual/360	5.350%	5,510.17	3,083.13	0.00	N/A	04/06/26	--	1,235,926.85	1,232,843.72	05/06/24
Totals							2,161,604.16	662,117.37	0.00				525,197,553.71	524,535,436.34
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	9,472,876.73	9,241,707.35	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	12,765,957.46	9,865,480.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,099,897.69	7,778,096.62	01/01/23	12/31/23	--	0.00	0.00	263,407.54	1,054,764.97	154,029.55	0.00
6	4,605,621.00	4,778,114.85	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,017,605.37	3,233,444.63	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,806,006.18	1,937,019.01	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,010,969.40	1,553,634.74	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
14	994,790.32	1,276,895.88	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,297,215.41	1,357,826.98	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1,531,108.44	1,366,768.68	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	1,163,267.46	1,148,866.20	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	361,204.68	(26,227.22)	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	853,664.52	751,122.59	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	725,519.02	797,879.74	01/01/23	12/31/23	10/12/21	0.00	0.00	0.00	0.00	0.00	0.00
27	1,708,081.88	1,005,813.77	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	576,562.05	608,899.05	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	446,309.93	457,827.72	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	720,184.56	856,119.70	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	601,944.54	593,788.25	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	519,782.45	518,970.80	01/01/23	12/31/23	02/11/22	1,392,905.63	0.00	0.00	0.00	0.00	0.00
38	362,192.20	385,287.06	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,377,379.44	530,156.08	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	322,661.08	313,290.37	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	303,879.77	318,792.56	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	416,790.78	418,480.10	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	185,256.30	217,696.21	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	55,246,728.66	51,285,752.61				1,392,905.63	0.00	263,407.54	1,054,764.97	154,029.55	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/17/24	0	0.00	0	0.00	1	43,648,248.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.938802%	4.918211%	21
04/17/24	0	0.00	1	43,725,580.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.938951%	4.918357%	22
03/15/24	1	43,796,374.76	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.939086%	4.918489%	23
02/16/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.939245%	4.918645%	24
01/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.939378%	4.918775%	25
12/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.939511%	4.918904%	26
11/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.939654%	4.919045%	27
10/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.939785%	4.919172%	28
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.939926%	4.919311%	29
08/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.940055%	4.919437%	30
07/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.940182%	4.919561%	31
06/16/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.940321%	4.919697%	32
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	10106162	01/06/24	3	3	263,407.54	1,054,764.97	159,240.25	43,949,415.34	04/10/24	13
Totals					263,407.54	1,054,764.97	159,240.25	43,949,415.34

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		437,535,436	393,887,187	43,648,249		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		87,000,000	87,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-24	524,535,436	480,887,187	0	0	43,648,249	0
Apr-24	525,197,554	481,471,973	0	43,725,581	0	0
Mar-24	525,805,577	482,009,203	43,796,375	0	0	0
Feb-24	526,513,722	526,513,722	0	0	0	0
Jan-24	527,115,998	527,115,998	0	0	0	0
Dec-23	527,715,644	527,715,644	0	0	0	0
Nov-23	528,364,321	528,364,321	0	0	0	0
Oct-23	528,958,517	528,958,517	0	0	0	0
Sep-23	529,601,941	529,601,941	0	0	0	0
Aug-23	530,190,734	530,190,734	0	0	0	0
Jul-23	530,776,956	530,776,956	0	0	0	0
Jun-23	531,412,696	531,412,696	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	10106162	43,648,248.99	43,949,415.34	58,100,000.00	09/08/15	7,597,826.62	2.40000	12/31/23	01/06/26	263
Totals		43,648,248.99	43,949,415.34	58,100,000.00		7,597,826.62

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	10106162	OF	NJ	04/10/24	13

5/13/2024 The loan transferred to special servicing effective 4/10/2024 due to monetary default. The loan has become more than 60 days delinquent and is currently due for the February debt service payment. The loan is collateralized by five office buildings located in the Laurel Corporate Center office park and one office building located at Bishops Gates Corporate Center (“Portfolio”). As of 12/31/2023, the Portfolio was 85.46% occupied with a NCF DSCR of 2.40x. The Borrower indicated to the Master Servicer that the Portfolio has a number of leases expiring in the near term. They noted that significant capital will be required to re-let the vacant spaces and given the current dislocation in the office market, there is very little capital available from traditional financing sources. The Borrower would like to discuss a possible extension/modification of the loan; however, they have not submitted any formal proposals. Special Servicer is initiating contact with the

Borrower and will engage on a PNA.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	10099956	19,014,436.63	4.01625%	19,014,436.63 4.01625%		9	08/27/20	07/06/20	09/11/20
11	10104701	20,000,000.00	5.35000%	20,000,000.00 5.35000%		10	10/06/20	10/06/20	10/06/20
Totals		39,014,436.63		39,014,436.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
10	10099956 11/18/20	18,957,271.46	0.00	19,022,780.03	70,214.97	19,022,780.03	18,952,565.06	4,706.40	0.00	1,595.83	3,110.57	0.01%
11	10104701 06/17/21	19,000,000.00	23,000,000.00	19,122,702.70	122,702.70	19,122,702.70	19,000,000.00	0.00	0.00	0.00	0.00	0.00%
13	10106166 05/17/21	14,862,385.62	23,250,000.00	403,116.31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		52,819,657.08	46,250,000.00	38,548,599.04	192,917.67	38,145,482.73	37,952,565.06	4,706.40	0.00	1,595.83	3,110.57

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/17/24	0.00	(12.40)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(18.28)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(17.49)	0.00	0.00	0.00	0.00	0.00	0.00
		02/16/24	0.00	(17.44)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(18.11)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(17.32)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(17.99)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(17.21)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(17.87)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(17.81)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(17.04)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(17.69)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(16.93)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(17.58)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(16.82)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/23	0.00	(16.76)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/23	0.00	(16.71)	0.00	0.00	0.00	0.00	0.00	0.00
		12/16/22	0.00	(16.65)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/22	0.00	(17.29)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/22	0.00	(16.54)	0.00	0.00	0.00	0.00	0.00	0.00
		09/16/22	0.00	(17.18)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/22	0.00	(17.12)	0.00	0.00	0.00	0.00	0.00	0.00
		07/15/22	0.00	(16.38)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/22	0.00	(17.00)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/22	0.00	(16.27)	0.00	0.00	0.00	0.00	0.00	0.00
		04/18/22	0.00	(16.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/22	0.00	(16.16)	0.00	0.00	0.00	0.00	0.00	0.00
		02/17/22	0.00	(16.11)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/22	0.00	(16.06)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/21	0.00	(16.01)	0.00	0.00	0.00	0.00	0.00	0.00

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	11/18/21	0.00	(16.62)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/21	0.00	(15.90)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/21	0.00	(16.51)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/21	0.00	(16.45)	0.00	0.00	0.00	0.00	0.00	0.00
		07/16/21	0.00	(15.74)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/21	0.00	(16.40)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/21	0.00	(15.75)	0.00	0.00	0.00	0.00	0.00	0.00
		04/16/21	0.00	(16.36)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/21	0.00	(15.66)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/21	0.00	(15.60)	0.00	0.00	0.00	0.00	0.00	0.00
		01/15/21	0.00	(15.55)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/20	0.00	(15.50)	0.00	0.00	0.00	0.00	0.00	0.00
10	10099956	04/17/24	0.00	0.00	3,110.57	0.00	0.00	(1,595.83)	0.00	0.00	3,110.57
		11/18/20	0.00	0.00	4,706.40	0.00	0.00	4,706.40	0.00	0.00
11	10104701	06/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	10106166	05/25/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(12.40)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(699.15)	3,110.57	0.00	0.00	3,110.57	0.00	0.00	3,110.57

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,894.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,894.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,894.90

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Supplemental Notes
None

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